SHARE-BASED COMPENSATION - SHARE OPTIONS ISSUED TO NON-EMPLOYEES (Details)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares
ADS
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)		$ 1.69
Ordinary shares
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)		$ 0.11
Options | Non-employees
SHARE-BASED COMPENSATION
Options outstanding with exercise price below the closing price of the entity's ordinary share (in shares) | shares	873,000	873,000
Aggregate intrinsic value	¥ 416,000	$ 64,000